PVH ASSOCIATES INVESTMENT PLAN (Details) - EBP014 [Member]	12 Months Ended
Dec. 31, 2025
Pvh Associates Investment Plan [Line Items]
EBP, Plan Number	014
Participant Loans [Member] | Common Stock [Member]
Pvh Associates Investment Plan [Line Items]
Party-in-interest	true